Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	37
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:	$1,532,687,217.90

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%	February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%	December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%	July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%	September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%	September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%	June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$17,214,463.88	0.0407926	$29,179.02	0.0000691	$17,185,284.86
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$252,444,463.88	0.1696273	$235,259,179.02	0.1580799	$17,185,284.86

Weighted Avg. Coupon (WAC)	4.11%		4.12%
Weighted Avg. Remaining Maturity (WARM)	26.84		25.94
Pool Receivables Balance	$285,665,639.88		$268,271,392.77
Remaining Number of Receivables	32,948		32,198

Adjusted Pool Balance	$283,098,208.24		$265,912,923.38

III. COLLECTIONS

Principal:
Principal Collections	$16,983,566.56
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$298,935.54
Total Principal Collections	$17,282,502.10

Interest:
Interest Collections	$1,000,225.20
Late Fees & Other Charges	$56,092.99
Interest on Repurchase Principal	$-
Total Interest Collections	$1,056,318.19

Collection Account Interest	$1,136.94
Reserve Account Interest	$289.64
Servicer Advances	$-

Total Collections	$18,340,246.87

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	37
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$18,340,246.87
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$18,340,246.87

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$238,054.70	$-	$238,054.70	$238,054.70
Collection Account Interest					$1,136.94
Late Fees & Other Charges					$56,092.99
Total due to Servicer					$295,284.63

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$8,033.42		$8,033.42
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$110,033.42		$110,033.42	$110,033.42

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$17,859,092.57

7. Regular Principal Distribution Amount:					$17,185,284.86

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$17,185,284.86
Class A-4 Notes				$-
Class A Notes Total:		$17,185,284.86		$17,185,284.86
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$17,185,284.86		$17,185,284.86

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					673,807.71

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,567,431.64
Beginning Period Amount	$2,567,431.64
Current Period Amortization	$208,962.25
Ending Period Required Amount	$2,358,469.39
Ending Period Amount	$2,358,469.39
Next Distribution Date Amount	$2,159,411.58

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	37
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	10.83%	11.53%	11.53%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.88%	31,516	97.16%	$260,640,864.07
30 - 60 Days	1.56%	502	2.10%	$5,637,684.32
61 - 90 Days	0.48%	153	0.63%	$1,692,428.64
91-120 Days	0.08%	26	0.11%	$288,289.56
121 + Days	0.00%	1	0.00%	$12,126.18
Total		32,198		$268,271,392.77

Delinquent Receivables 30+ Days Past Due
Current Period	2.12%	682	2.84%	$7,630,528.70
1st Preceding Collection Period	2.19%	722	2.90%	$8,296,638.04
2nd Preceding Collection Period	2.03%	684	2.67%	$8,106,672.01
3rd Preceding Collection Period	1.92%	660	2.44%	$7,841,311.90
Four-Month Average	2.06%		2.72%

Repossession in Current Period		32		$408,325.47
Repossession Inventory		78		$206,440.77

Current Charge-Offs
Gross Principal of Charge-Offs				$410,680.55
Recoveries				$(298,935.54)
Net Loss				$111,745.01

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.47%

Average Pool Balance for Current Period				$276,968,516.33

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.48%
1st Preceding Collection Period				-0.09%
2nd Preceding Collection Period				0.01%
3rd Preceding Collection Period				1.11%
Four-Month Average				0.38%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	36	2,239	$33,056,341.88
Recoveries	36	2,004	$(20,550,032.29)
Net Loss			$12,506,309.59
Cumulative Net Loss as a % of Initial Pool Balance			0.80%

Net Loss for Receivables that have experienced a Net Loss *	28	1,865	$12,625,983.00
Average Net Loss for Receivables that have experienced a Net Loss			$6,769.96

Principal Balance of Extensions			$1,277,943.49
Number of Extensions			106

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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